Long-Term Debt - Schedule of Long-term Debt Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 EUR (€)	Jan. 15, 2021	Oct. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total Long-term debt	$ 858.6	$ 1,354.6
Weighted average interest rate of Long-term debt	4.30%	4.30%	4.30%
Weighted average term of available Long-term debt	4 years 6 months	5 years 3 months 18 days
Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 868.3	$ 1,240.7
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of Senior unsecured notes (Level 1)	904.7	1,147.7
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	0.0	130.0
Unamortized debt issuance costs	(1.2)	$ (1.9)
4.75% Senior Unsecured Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)		4.75%		4.75%
Long-term debt, gross	0.0	$ 400.0
Unamortized debt issuance costs	$ 0.0	(4.3)
3.625% Senior Unsecured Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	3.625%		3.625%		3.625%
Long-term debt, gross	$ 468.3	440.7	€ 400
Unamortized debt issuance costs	$ (4.2)	(5.0)
5.000% Senior Unsecured Notes Due 2028
Debt Instrument [Line Items]
Interest rate (as percent)						5.00%
5.000% Senior Unsecured Notes Due 2028 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	5.00%		5.00%
Long-term debt, gross	$ 400.0	400.0
Unamortized debt issuance costs	$ (4.3)	$ (4.9)